Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Mar. 31, 2011
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, Authorized shares	10,000,000	10,000,000
Preferred Stock, issued	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, Authorized	200,000,000	200,000,000
Common stock, shares issued	12,844,489	6,433,900
Common stock, shares outstanding	12,844,489	6,433,900